Investment Portfolioas of June 30, 2025 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 15.0%
Entertainment 6.1%
Live Nation Entertainment, Inc.*	119,433	18,067,824
Netflix, Inc.*	42,665	57,133,982
ROBLOX Corp. "A"*	189,182	19,901,946
Spotify Technology SA*	57,182	43,878,036
		138,981,788
Interactive Media & Services 7.9%
Alphabet, Inc. "A"	304,277	53,622,736
Alphabet, Inc. "C"	223,387	39,626,620
Meta Platforms, Inc. "A"	119,273	88,034,208
		181,283,564
Wireless Telecommunication Services 1.0%
T-Mobile U.S., Inc.	100,924	24,046,152
Consumer Discretionary 10.0%
Broadline Retail 6.0%
Amazon.com, Inc.*	629,670	138,143,301
Hotels, Restaurants & Leisure 1.5%
DraftKings, Inc. "A"*	287,526	12,331,990
Planet Fitness, Inc. "A"*	209,394	22,834,416
		35,166,406
Household Durables 0.6%
SharkNinja, Inc.*	139,246	13,783,962
Specialty Retail 1.6%
Burlington Stores, Inc.*	49,508	11,517,541
Home Depot, Inc.	64,630	23,695,943
		35,213,484
Textiles, Apparel & Luxury Goods 0.3%
Lululemon Athletica, Inc.*	26,947	6,402,068
Consumer Staples 1.1%
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	26,238	25,974,046
Financials 8.6%
Capital Markets 1.8%
Intercontinental Exchange, Inc.	140,041	25,693,322
Moody's Corp.	31,258	15,678,700
		41,372,022
Consumer Finance 0.6%
American Express Co.	45,506	14,515,504

Financial Services 3.7%
Mastercard, Inc. "A"	91,948	51,669,259
Visa, Inc. "A"	90,737	32,216,172
		83,885,431
Insurance 2.5%
Progressive Corp.	212,745	56,773,131
Health Care 10.0%
Biotechnology 1.3%
Exact Sciences Corp.*	210,293	11,174,970
Vertex Pharmaceuticals, Inc.*	42,389	18,871,583
		30,046,553
Health Care Equipment & Supplies 4.9%
Boston Scientific Corp.*	280,101	30,085,648
Cooper Companies, Inc.*	147,476	10,494,392
Dexcom, Inc.*	256,306	22,372,951
Intuitive Surgical, Inc.*	40,492	22,003,758
Stryker Corp.	67,032	26,519,870
		111,476,619
Health Care Providers & Services 0.4%
UnitedHealth Group, Inc.	25,104	7,831,695
Health Care Technology 0.3%
Waystar Holding Corp.*	165,037	6,745,062
Life Sciences Tools & Services 1.6%
Danaher Corp.	66,792	13,194,092
Stevanato Group SpA (a)	335,223	8,189,498
Thermo Fisher Scientific, Inc.	38,609	15,654,405
		37,037,995
Pharmaceuticals 1.5%
Eli Lilly & Co.	24,955	19,453,171
Zoetis, Inc.	101,058	15,759,995
		35,213,166
Industrials 6.7%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	9,233	14,040,069
Building Products 0.3%
Trex Co., Inc.*	125,599	6,830,074
Construction & Engineering 1.0%
Quanta Services, Inc.	56,899	21,512,374
Electrical Equipment 2.6%
AMETEK, Inc.	134,447	24,329,529
Eaton Corp. PLC	76,884	27,446,819
Vertiv Holdings Co. "A"	65,531	8,414,836
		60,191,184
Ground Transportation 1.3%
Uber Technologies, Inc.*	312,631	29,168,472

Professional Services 0.9%
TransUnion	115,597	10,172,536
Verisk Analytics, Inc.	36,380	11,332,370
		21,504,906
Information Technology 46.6%
IT Services 2.3%
Accenture PLC "A"	49,383	14,760,085
Cloudflare, Inc. "A"*	99,178	19,422,028
Globant SA*	84,565	7,681,885
MongoDB, Inc.*	48,048	10,089,599
		51,953,597
Semiconductors & Semiconductor Equipment 16.5%
Analog Devices, Inc.	44,310	10,546,666
Applied Materials, Inc.	82,638	15,128,539
Broadcom, Inc.	220,382	60,748,298
NVIDIA Corp.	1,775,056	280,441,097
Texas Instruments, Inc.	58,879	12,224,458
		379,089,058
Software 21.3%
Adobe, Inc.*	16,077	6,219,870
Atlassian Corp. "A"*	110,788	22,499,935
Confluent, Inc. "A"*	309,920	7,726,306
CyberArk Software Ltd.*	68,379	27,822,047
Dynatrace, Inc.*	408,033	22,527,502
Guidewire Software, Inc.*	97,764	23,018,534
Intuit, Inc.	31,049	24,455,124
Microsoft Corp.	516,323	256,824,223
Oracle Corp.	62,816	13,733,462
Samsara, Inc. "A"*	159,493	6,344,632
ServiceNow, Inc.*	37,289	38,336,075
Synopsys, Inc.*	73,374	37,617,382
		487,125,092
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	732,022	150,188,954
Materials 0.6%
Construction Materials 0.6%
Vulcan Materials Co.	51,085	13,323,990
Real Estate 0.9%
Real Estate Management & Development 0.9%
CBRE Group, Inc. "A"*	76,756	10,755,051
CoStar Group, Inc.*	139,198	11,191,519
		21,946,570
Total Common Stocks (Cost $734,970,968)		2,280,766,289

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c) (Cost $5,888,527)	5,888,527	5,888,527

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b) (Cost $14,357,859)	14,357,859	14,357,859

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $755,217,354)	100.4	2,301,012,675
Other Assets and Liabilities, Net	(0.4)	(9,660,068)
Net Assets	100.0	2,291,352,607
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (b) (c)
3,498,374	2,390,153 (d)	—	—	—	4,850	—	5,888,527	5,888,527
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 4.37% (b)
6,439,741	176,716,937	168,798,819	—	—	672,198	—	14,357,859	14,357,859
9,938,115	179,107,090	168,798,819	—	—	677,048	—	20,246,386	20,246,386

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $5,697,296, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$2,280,766,289	$—	$—	$2,280,766,289
Short-Term Investments (a)	20,246,386	—	—	20,246,386
Total	$2,301,012,675	$—	$—	$2,301,012,675

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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